2. Description of Business and Significant Accounting Policies: Advertising and Promotional Costs (Policies)	9 Months Ended
Mar. 31, 2014
Policies
Advertising and Promotional Costs

Advertising and Promotional Costs - Advertising and promotion costs are expensed as incurred.  During the nine months ended March 31, 2014, and 2013, advertising and promotion costs totaled $58,393 and $60,641, respectively.